Property and Equipment	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
4. Property and Equipment	Depreciation expense amounted to $0 and $2,252 for the year ended December 31, 2017 and 2016, respectively. On September 30, 2016, the company wrote off the property and equipment that was disposed.